Inventories	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Inventories
5.	Inventories

Inventories at December 31, 2013 and June 27, 2014 consisted of the following (in thousands):

	December 31, 2013	June 27, 2014

Raw material	$ 37,562	$ 40,828
Work-in-process	5,653	6,553
Finished goods	29,044	30,453

	$ 72,259	$ 77,834

6.	Inventories

Inventories at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
Raw material	$35,784	$37,562
Work-in-process	5,277	5,653
Finished goods	31,134	29,044

	$72,195	$72,259